Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000009552 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000009552 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
C000009552 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.58%
C000009552 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
C000009552 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
C000009551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000009551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
C000009551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.58%
C000009551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
C000009551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%